SCHEDULE OF NET INVESTMENT INCOME (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Short-term Investments
Gain from redemption of wealth management products investments	$ 57,574	$ 119,262
Unrealized gain from wealth management products investments	65,810
Unrealized (loss) gain from common stocks	(1,187,556)	706,891
Net investment (loss) gain	$ (1,064,172)	$ 826,153